Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative translation adjustments	$ (155.1)	[1]	$ 49.4	[1]	$ 67.2	[1]
Net pension liability	(97.9)	[1]	(48.9)	[1]	(107.7)	[1]
Total (ending balance)	(253.0)	[1]	0.5	[1]	(40.5)	[1]
Deferred taxes on the pension liability	$ 43.4	[1]	$ 21.4	[1]	$ 59.7	[1]

[1]	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.